Inventory (Details) - Schedule of inventory - VIECO USA, Inc. [Member] - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Inventory [Line Items]
Raw materials	$ 15,015	$ 66
Work in process	19,178
Inventories, gross	34,193	66
Provision for contract losses	(11,192)
Reserve for inventory excess and obsolescence	(160)
Inventory	$ 22,841	$ 66